Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 5.5%
Entertainment 3.2%
Live Nation Entertainment, Inc.(a)	53,882	4,097,188
Take-Two Interactive Software, Inc.(a)	39,098	4,261,682
Total		8,358,870
Media 2.3%
Nexstar Media Group, Inc., Class A	34,805	5,807,214
Total Communication Services		14,166,084
Consumer Discretionary 10.7%
Hotels, Restaurants & Leisure 2.1%
Hyatt Hotels Corp., Class A(a)	68,259	5,526,249
Household Durables 1.5%
D.R. Horton, Inc.	56,297	3,791,603
Multiline Retail 1.9%
Dollar Tree, Inc.(a)	36,055	4,907,085
Specialty Retail 3.9%
Burlington Stores, Inc.(a)	32,031	3,583,948
O’Reilly Automotive, Inc.(a)	9,308	6,546,782
Total		10,130,730
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd.(a)	86,234	3,314,835
Total Consumer Discretionary		27,670,502
Consumer Staples 2.9%
Food & Staples Retailing 1.4%
U.S. Foods Holding Corp.(a)	138,579	3,664,029
Food Products 1.5%
Tyson Foods, Inc., Class A	58,655	3,867,124
Total Consumer Staples		7,531,153
Energy 5.2%
Oil, Gas & Consumable Fuels 5.2%
Devon Energy Corp.	110,894	6,668,056
Marathon Petroleum Corp.	68,744	6,828,342
Total		13,496,398
Total Energy		13,496,398
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.4%
Banks 6.7%
Popular, Inc.	90,189	6,499,019
Regions Financial Corp.	291,724	5,854,901
SVB Financial Group(a)	14,597	4,901,381
Total		17,255,301
Consumer Finance 2.3%
Discover Financial Services	63,956	5,814,880
Diversified Financial Services 2.2%
Voya Financial, Inc.	94,425	5,712,712
Insurance 6.2%
Hanover Insurance Group, Inc. (The)	41,709	5,344,591
Lincoln National Corp.	94,613	4,154,457
Reinsurance Group of America, Inc.	52,022	6,544,888
Total		16,043,936
Total Financials		44,826,829
Health Care 8.8%
Health Care Equipment & Supplies 2.1%
Zimmer Biomet Holdings, Inc.	51,878	5,423,845
Health Care Providers & Services 3.8%
Centene Corp.(a)	72,737	5,659,666
Quest Diagnostics, Inc.	34,369	4,216,732
Total		9,876,398
Life Sciences Tools & Services 2.9%
Agilent Technologies, Inc.	30,545	3,712,745
Syneos Health, Inc.(a)	77,000	3,630,550
Total		7,343,295
Total Health Care		22,643,538
Industrials 14.4%
Airlines 1.7%
Southwest Airlines Co.(a)	141,518	4,364,415
Building Products 3.0%
Trane Technologies PLC	52,724	7,634,963
Electrical Equipment 3.1%
AMETEK, Inc.	69,835	7,919,987
Columbia Variable Portfolio – Select Mid Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.6%
Ingersoll Rand, Inc.	133,605	5,779,752
ITT, Inc.	94,882	6,199,590
Total		11,979,342
Professional Services 2.0%
CACI International, Inc., Class A(a)	19,755	5,157,240
Total Industrials		37,055,947
Information Technology 8.4%
Communications Equipment 2.3%
Motorola Solutions, Inc.	26,233	5,875,405
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	178,498	5,180,012
Semiconductors & Semiconductor Equipment 4.1%
Marvell Technology, Inc.	62,008	2,660,764
ON Semiconductor Corp.(a)	70,022	4,364,471
Teradyne, Inc.	49,381	3,710,982
Total		10,736,217
Total Information Technology		21,791,634
Materials 7.5%
Chemicals 4.4%
Chemours Co. LLC (The)	130,000	3,204,500
Eastman Chemical Co.	32,375	2,300,244
FMC Corp.	55,374	5,853,032
Total		11,357,776
Metals & Mining 3.1%
ATI, Inc.(a)	148,905	3,962,362
Freeport-McMoRan, Inc.	151,853	4,150,142
Total		8,112,504
Total Materials		19,470,280
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.4%
Equity Real Estate Investment Trusts (REITS) 9.4%
First Industrial Realty Trust, Inc.	139,437	6,248,172
Gaming and Leisure Properties, Inc.	143,550	6,350,652
Lamar Advertising Co., Class A	67,152	5,539,369
Welltower, Inc.	94,785	6,096,571
Total		24,234,764
Total Real Estate		24,234,764
Utilities 8.2%
Electric Utilities 2.6%
Entergy Corp.	66,185	6,660,196
Independent Power and Renewable Electricity Producers 2.4%
AES Corp. (The)	271,075	6,126,295
Multi-Utilities 3.2%
Ameren Corp.	103,029	8,298,986
Total Utilities		21,085,477
Total Common Stocks (Cost $231,527,890)		253,972,606

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	4,160,555	4,158,475
Total Money Market Funds (Cost $4,158,600)		4,158,475
Total Investments in Securities (Cost: $235,686,490)		258,131,081
Other Assets & Liabilities, Net		(92,985)
Net Assets		258,038,096

2	Columbia Variable Portfolio – Select Mid Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	3,559,678	39,460,252	(38,861,436)	(19)	4,158,475	(642)	22,415	4,160,555
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7021_12_A01_(11/22)